CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2021	2020
Cash	$759	$422
Short-term deposits	5	9
	$764	$431